Organization and principal activities - Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2025
Subsidiaries [Member] | Smart Choice Ventures Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jan. 14, 2015
Place of Incorporation/ Establishment	British Virgin Islands
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Hong Kong Smart Choice Ventures Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Feb. 18, 2015
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment holding
Subsidiaries [Member] | Synergy Wealth Management Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Aug. 31, 2023
Place of Incorporation/ Establishment	Hong Kong
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Insurance brokerage service
Subsidiaries [Member] | Zhixuan International Management Consulting (Shenzhen) Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Jun. 09, 2015
Place of Incorporation/ Establishment	PRC
Percentage of Direct or Indirect Economic Interest	100.00%
Principal Activities	Investment and investment consulting service
Variable Interest Entity, Primary Beneficiary [Member] | Shenzhen Huiye Tianze Investment Holding Co., Ltd ("Huiye Tianze") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 30, 2014
Place of Incorporation/ Establishment	PRC
Principal Activities	Investment and investment consulting service
Variable Interest Entity, Not Primary Beneficiary [Member] | Huize Insurance Brokerage Co., Ltd. ("Huize Insurance Brokerage") [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Oct. 14, 2011
Place of Incorporation/ Establishment	PRC
Principal Activities	Insurance brokerage service
Variable Interest Entity, Not Primary Beneficiary [Member] | Shenzhen Detong Insurance Agency Co., Ltd. (formerly known as Shanghai Senhao Insurance Agency Co., Ltd) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/ Establishment	Mar. 12, 2022
Place of Incorporation/ Establishment	PRC
Principal Activities	Insurance agency service